Operating expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Inventories and biological assets at the beginning of each year	$ 241,548,673	$ 161,093,555	$ 24,158,860
Acquisition of biological assets		86,714,635	104,747,489
Purchases	81,004,676	67,461,181	106,636,722
Operating expenses	338,843,196	379,783,150	287,150,380
Acquisition of biological assets		(28,782,422)
Transfers to property, plant and equipment, net	11,420,674	5,378,125
Forest growth and revaluation of biological assets	21,749,076	27,566,521
Total	453,017,622	451,406,555	393,787,102
Inventories and biological assets at the end of each year	(248,038,537)	(241,548,673)	(161,093,555)
Cost of sales	$ 446,527,758	$ 457,666,072	$ 361,599,896